Financial Assets at Amortized Cost - Additional Information (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Financial Instruments At Amortised Cost Category[abstract]
Financial assets at amortized cost	$ 268,271	$ 8,763